ING INVESTORS TRUST

ING BlackRock Large Cap Growth Portfolio

ING Invesco Growth and Income Portfolio

ING Morgan Stanley Global Franchise Portfolio

ING Templeton Global Growth Portfolio

ING PARTNERS, INC.

ING Invesco Equity and Income Portfolio

(Each a “Portfolio” and collectively “Portfolios”)

Supplement dated July 3, 2013

to the Portfolios’ current prospectuses (“Prospectus”)

and corresponding Statements of Additional Information (“SAI”),

each dated April 30, 2013

ING BlackRock Large Cap Growth Portfolio

Effective June 14, 2013, Christopher Leavy was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.                                      All references to Christopher Leavy in the Portfolio’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Manager
Peter Stournaras
Portfolio Manager (since 10/10)

ING Invesco Equity and Income Portfolio and ING Invesco Growth and Income Portfolio

Effective June 11, 2013, Mark Laskin was removed as a portfolio manager of the Portfolios.  The Portfolios’ Prospectuses and SAIs are hereby revised as follows:

1.                                      All references to Mark Laskin in the Portfolios’ Prospectuses and SAIs are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of ING Invesco Equity and Income Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Thomas Bastian	Mary Jayne Maly
Lead Portfolio Manager (since 4/03)	Portfolio Manager (since 7/08)
James Roeder	Sergio Marcheli
Portfolio Manager (since 5/99)	Portfolio Manager (since 4/03)
Chuck Burge
Portfolio Manager (since 6/10)

3.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of ING Invesco Growth and Income Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Thomas Bastian	Mary Jayne Maly
Lead Portfolio Manager (since 4/03)	Portfolio Manager (since 12/08)
James Roeder	Sergio Marcheli
Portfolio Manager (since 5/99)	Portfolio Manager (since 4/03)

ING Morgan Stanley Global Franchise Portfolio

Effective June 12, 2013, John S. Goodacre was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.                                      All references to John S. Goodacre in the Portfolio’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
William D. Lock	Vladimir A. Demine
Portfolio Manager (since 6/09)	Portfolio Manager (since 5/10)
Peter J. Wright	Christian Derold
Portfolio Manager (since 6/09)	Portfolio Manager (since 6/09)
Marcus Watson	Bruno Paulson
Portfolio Manager (since 1/13)	Portfolio Manager (since 5/10)

ING Templeton Global Growth Portfolio

Effective June 30, 2013, Matthew Nagle was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.                                      All references to Matthew Nagle in the Portfolio’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Norman J. Boersma	James Harper
Portfolio Manager (since 3/11)	Portfolio Manager (since 3/11)
Lisa F. Myers	Tucker Scott
Portfolio Manager (since 12/05)	Portfolio Manager (since 10/07)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE